Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
2022 PAY VERSUS PERFORMANCE
	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)
Year(1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Annual Bookings(6) ($)
2022	7,902,397	(13,263,924)	2,420,898	(2,970,567)	61.70	86.04	5,648,000	1,054,000,000
2021	8,437,413	23,007,852	3,380,842	7,279,179	220.80	114.41	77,849,000	1,217,000,000
2020	8,028,508	15,533,481	2,250,868	4,029,011	146.87	127.18	32,194,000	1,002,000,000

(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lipps and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Lipps.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lipps and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not indicative of future stock price performance.

(5)
The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the health care industry.

(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Annual Bookings continue to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. We define bookings generally as: (i) the value of non-cancelable contracts for our connected devices, software products, and Advanced Services (although, for those Advanced Services contracts without a minimum commitment, bookings only include the amount of revenue that has been recognized once the services have been provided); and (ii) for our consumables, the value of orders placed through our Omnicell Storefront online platform or through written or telephonic orders. We typically exclude technical services and other less significant items ancillary to our products and services, such as freight revenue from bookings.

Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)
Randall A. Lipps
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	15,533,481
Other NEOs(h)
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

Named Executive Officers, Footnote [Text Block]
(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other NEOs for the applicable years were as follows:

2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.

Peer Group Issuers, Footnote [Text Block]	(5) The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the health care industry.
PEO Total Compensation Amount	$ 7,902,397	$ 8,437,413	$ 8,028,508
PEO Actually Paid Compensation Amount	$ (13,263,924)	23,007,852	15,533,481
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)
Randall A. Lipps
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	15,533,481
Other NEOs(h)
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,420,898	3,380,842	2,250,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,970,567)	7,279,179	4,029,011
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Compensation Actually Paid ($)
Randall A. Lipps
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	15,533,481
Other NEOs(h)
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•
Total Bookings

•
Profit

•
Advanced Services Bookings

•
Advanced Services Recurring Revenue

•
Relative Total Shareholder Return

•
Stock Price

•
Number of Strategic Acquisitions

Total Shareholder Return Amount	$ 61.7	220.8	146.87
Peer Group Total Shareholder Return Amount	86.04	114.41	127.18
Net Income (Loss)	$ 5,648,000	$ 77,849,000	$ 32,194,000
Company Selected Measure Amount	1,054,000,000	1,217,000,000	1,002,000,000
PEO Name	Mr. Lipps
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Bookings
Non-GAAP Measure Description [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Annual Bookings continue to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. We define bookings generally as: (i) the value of non-cancelable contracts for our connected devices, software products, and Advanced Services (although, for those Advanced Services contracts without a minimum commitment, bookings only include the amount of revenue that has been recognized once the services have been provided); and (ii) for our consumables, the value of orders placed through our Omnicell Storefront online platform or through written or telephonic orders. We typically exclude technical services and other less significant items ancillary to our products and services, such as freight revenue from bookings.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Advanced Services Bookings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Advanced Services Recurring Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Number of Strategic Acquisitions
PEO [Member] | Grant Date Fair Value Of Stock Option And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,699,022)	$ (6,001,550)	$ (6,050,819)
PEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,328,514	10,175,965	9,040,517
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,414,632)	5,991,052	4,238,153
PEO [Member] | Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	470,595	830,085
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,851,777)	3,574,887	277,122
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Option And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,879,383)	(2,374,967)	(1,355,693)
Non-PEO NEO [Member] | Fair Value At Fiscal Year-End Of Outstanding And Unvested Stock Option And Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,852	3,930,801	1,837,660
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,698,012)	1,229,594	1,127,068
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,140	363,110	101,699
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,607,035)	$ 749,800	$ 67,408
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Award Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (665,026)